Operating Segments - Summary of Disaggregation of Operating Revenue (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 17,304,973	₩ 19,131,668	₩ 18,624,651
Discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	2,383,083	2,536,904
Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,500,307	1,393,600	1,358,344
Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15,804,666	15,354,985	14,729,403
Cellular revenue [member] | Goods [member] | Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	969,025	959,932	983,431
Cellular revenue [member] | Wireless service [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,253,217	10,100,368	9,806,719
Cellular revenue [member] | Cellular interconnection [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	471,163	493,820	472,215
Cellular revenue [member] | Other [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,248,911	1,164,353	1,085,598
Fixed-line telecommunication revenue [member] | Goods [member] | Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	66,477	105,340	90,692
Fixed-line telecommunication revenue [member] | Cellular interconnection [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,209	69,769	83,762
Fixed-line telecommunication revenue [member] | Internet protocol television [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,816,130	1,786,765	1,606,740
Fixed-line telecommunication revenue [member] | International calls [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	180,689	162,379	160,293
Fixed-line telecommunication revenue [member] | Internet service and miscellaneous [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,571,822	1,336,453	1,260,330
Fixed-line telecommunication revenue [member] | Fixedline Service [Member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	156,662	217,000	230,401
Other revenue [member] | Other [member] | Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	464,805	328,328	284,221
Other revenue [member] | Miscellaneous [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	84,863	24,078	23,345
Continuing operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 17,304,973	₩ 16,748,585	₩ 16,087,747